Equity Incentive Plans (Details) - Schedule of Activity in the Company's RSUs - Restricted Stock Units [Member]	9 Months Ended
Jun. 30, 2024 $ / shares shares
Schedule of Activity in the Company's RSUs [Line Items]
Number of units, Outstanding | shares	209,494
Weighted-Average Grant Date Fair Value per Unit, Outstanding | $ / shares	$ 6.84
Number of units, Performance-based RSUs | shares	3,999,999
Weighted-Average Grant Date Fair Value per Unit, Performance-based RSUs | $ / shares	$ 8.65
Number of units, Other RSUs issued | shares	418,007
Weighted-Average Grant Date Fair Value per Unit, Other RSUs issued | $ / shares	$ 2.35
Number of units, Forfeited | shares	(34,915)
Weighted-Average Grant Date Fair Value per Unit, Forfeited | $ / shares	$ 6.84
Number of units, Vested | shares	(148,393)
Weighted-Average Grant Date Fair Value per Unit, Vested | $ / shares	$ 6.84
Number of units, Outstanding | shares	4,444,192
Weighted-Average Grant Date Fair Value per Unit, Outstanding | $ / shares	$ 8.05